COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Amount Accrued

Changes to the Company’s termination benefits are as follows (in thousands):

	Years ended December 31,
	2012	2011
Beginning balance	$3,335	$1,105
Accruals	473	2,230
Plan termination	(3,808)	—

Ending balance	$—	$3,335